Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 11.19	$ 10.87	$ 10.36
Shares subject to possible redemption	33,339	197,756	10,426,080
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	4,446,830	4,417,482	4,263,670
Ordinary shares, shares outstanding	4,446,830	4,417,482	4,263,670